Significant Accounting Policies - Accounting Changes (Details) $ in Millions	Dec. 31, 2014 USD ($)
Marketable securities - current | Change in accounting principle marketable securities
New Accounting Pronouncement or Change in Accounting Principle, Current Period Disclosures [Abstract]
New accounting pronouncement or change in accounting principle details	$ 1,439
Marketable securities - noncurrent | Change in accounting principle marketable securities
New Accounting Pronouncement or Change in Accounting Principle, Current Period Disclosures [Abstract]
New accounting pronouncement or change in accounting principle details	15
Total marketable securities | Change in accounting principle marketable securities
New Accounting Pronouncement or Change in Accounting Principle, Current Period Disclosures [Abstract]
New accounting pronouncement or change in accounting principle details	1,454
Previously Reported | Marketable securities - current | Change in accounting principle marketable securities
New Accounting Pronouncement or Change in Accounting Principle, Current Period Disclosures [Abstract]
New accounting pronouncement or change in accounting principle details	626
Previously Reported | Marketable securities - noncurrent | Change in accounting principle marketable securities
New Accounting Pronouncement or Change in Accounting Principle, Current Period Disclosures [Abstract]
New accounting pronouncement or change in accounting principle details	828
Previously Reported | Total marketable securities | Change in accounting principle marketable securities
New Accounting Pronouncement or Change in Accounting Principle, Current Period Disclosures [Abstract]
New accounting pronouncement or change in accounting principle details	1,454
Impact | Marketable securities - current | Change in accounting principle marketable securities
New Accounting Pronouncement or Change in Accounting Principle, Current Period Disclosures [Abstract]
New accounting pronouncement or change in accounting principle details	813
Impact | Marketable securities - noncurrent | Change in accounting principle marketable securities
New Accounting Pronouncement or Change in Accounting Principle, Current Period Disclosures [Abstract]
New accounting pronouncement or change in accounting principle details	(813)
ASU 2015-03 Simplifying the presentation of debt issuance costs | Impact | Debt issuance costs
New Accounting Pronouncement or Change in Accounting Principle, Current Period Disclosures [Abstract]
New accounting pronouncement or change in accounting principle details	26
Deferred tax assets and deferred tax liabilities impact on accounting change adoption | Prepaid expenses and other (within other current assets)
New Accounting Pronouncement or Change in Accounting Principle, Current Period Disclosures [Abstract]
New accounting pronouncement or change in accounting principle details	764
Deferred tax assets and deferred tax liabilities impact on accounting change adoption | Deferred tax assets (within other assets)
New Accounting Pronouncement or Change in Accounting Principle, Current Period Disclosures [Abstract]
New accounting pronouncement or change in accounting principle details	1,130
Deferred tax assets and deferred tax liabilities impact on accounting change adoption | Previously Reported | Prepaid expenses and other (within other current assets)
New Accounting Pronouncement or Change in Accounting Principle, Current Period Disclosures [Abstract]
New accounting pronouncement or change in accounting principle details	595
Deferred tax assets and deferred tax liabilities impact on accounting change adoption | Previously Reported | Other current tax assets (within other current assets)
New Accounting Pronouncement or Change in Accounting Principle, Current Period Disclosures [Abstract]
New accounting pronouncement or change in accounting principle details	444
Deferred tax assets and deferred tax liabilities impact on accounting change adoption | Previously Reported | Deferred tax assets (within other assets)
New Accounting Pronouncement or Change in Accounting Principle, Current Period Disclosures [Abstract]
New accounting pronouncement or change in accounting principle details	889
Deferred tax assets and deferred tax liabilities impact on accounting change adoption | Previously Reported | Deferred tax liabilities (within other current liabilities)
New Accounting Pronouncement or Change in Accounting Principle, Current Period Disclosures [Abstract]
New accounting pronouncement or change in accounting principle details	34
Deferred tax assets and deferred tax liabilities impact on accounting change adoption | Impact | Prepaid expenses and other (within other current assets)
New Accounting Pronouncement or Change in Accounting Principle, Current Period Disclosures [Abstract]
New accounting pronouncement or change in accounting principle details	169
Deferred tax assets and deferred tax liabilities impact on accounting change adoption | Impact | Other current tax assets (within other current assets)
New Accounting Pronouncement or Change in Accounting Principle, Current Period Disclosures [Abstract]
New accounting pronouncement or change in accounting principle details	(444)
Deferred tax assets and deferred tax liabilities impact on accounting change adoption | Impact | Deferred tax assets (within other assets)
New Accounting Pronouncement or Change in Accounting Principle, Current Period Disclosures [Abstract]
New accounting pronouncement or change in accounting principle details	241
Deferred tax assets and deferred tax liabilities impact on accounting change adoption | Impact | Deferred tax liabilities (within other current liabilities)
New Accounting Pronouncement or Change in Accounting Principle, Current Period Disclosures [Abstract]
New accounting pronouncement or change in accounting principle details	$ (34)